UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-5003

Blue Chip Value Fund, Inc.

 (Exact name of registrant as specified in charter)

1225 17th Street, 26th Floor, Denver, Colorado 80202
(Address of principal executive offices) (Zip code)

Michael P. Malloy
Drinker Biddle & Reath LLP

One Logan Square

18th & Cherry Streets

Philadelphia, Pennsylvania 19103-6996

 (Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: (800) 624-4190

Date of fiscal year end: December 31

Date of reporting period: March 31, 2010

Item 1 – Schedule of Investments.

Blue Chip Value Fund, Inc.

STATEMENT OF INVESTMENTS
March 31, 2010 (Unaudited)
			Market
	Shares	Cost	Value
COMMON STOCKS - 109.08%
BASIC MATERIALS - 6.86%
Forestry & Paper - 5.08%
Ball Corp.	41,940	$2,200,538	$2,238,757
International Paper Co.	138,600	3,349,015	3,410,946
		5,549,553	5,649,703
Specialty Chemicals - 1.78%
The Mosaic Co.	32,500	1,706,361	1,975,025

TOTAL BASIC MATERIALS		7,255,914	7,624,728
CAPITAL GOODS - 5.32%
Aerospace & Defense - 3.13%
General Dynamics Corp.	22,100	1,444,761	1,706,120
Raytheon Co.	31,000	1,465,509	1,770,720
		2,910,270	3,476,840
Industrial Products - 2.19%
ITT Corp.	45,500	2,500,494	2,439,255

TOTAL CAPITAL GOODS		5,410,764	5,916,095
COMMERCIAL SERVICES - 4.70%
Business Products & Services - 1.95%
Quanta Services Inc.**	113,000	3,475,189	2,165,080

IT Services - 1.52%
Computer Sciences Corp.**	31,050	1,630,333	1,691,914

Transaction Processing - 1.23%
The Western Union Co.	81,000	1,341,107	1,373,760

TOTAL COMMERCIAL SERVICES		6,446,629	5,230,754
COMMUNICATIONS - 8.16%
Networking - 3.32%
Cisco Systems Inc.**	141,700	3,444,101	3,688,451

Telecomm Equipment & Solutions - 4.84%
Nokia Corp. - ADR (Finland)	126,930	1,842,673	1,972,492
QUALCOMM Inc.	81,200	3,667,187	3,409,588
		5,509,860	5,382,080
TOTAL COMMUNICATIONS		8,953,961	9,070,531
CONSUMER CYCLICAL - 13.15%
Apparel & Footwear Manufacturers - 2.06%
Nike Inc.	31,150	1,956,597	2,289,525

Department Stores - 2.62%
Macy's Inc.	133,700	2,378,598	2,910,649

Other Consumer Services - 2.52%
Expedia Inc.	112,400	3,017,526	2,805,504

Publishing & Media - 1.73%
Walt Disney Co.	55,000	1,591,931	1,920,050

Restaurants - 1.15%
Darden Restaurants Inc.	28,840	904,419	1,284,534

Specialty Retail - 3.07%
Best Buy Co. Inc	80,200	3,222,815	3,411,708

TOTAL CONSUMER CYCLICAL		13,071,886	14,621,970
CONSUMER STAPLES - 7.46%
Consumer Products - 2.79%
Colgate Palmolive Co.	36,400	2,894,135	3,103,464

Food & Agricultural Products - 4.67%
Campbell Soup Co.	67,900	2,476,554	2,400,265
Unilever N.V. (Netherlands)	92,700	3,284,852	2,795,832
		5,761,406	5,196,097
TOTAL CONSUMER STAPLES		8,655,541	8,299,561
ENERGY - 11.05%
Exploration & Production - 3.51%
Occidental Petroleum Corp.	46,180	3,199,115	3,904,057

Integrated Oils - 4.23%
Exxon Mobil Corp.	25,500	1,852,956	1,707,990
Marathon Oil Corp.	94,800	3,366,930	2,999,472
		5,219,886	4,707,462
Oil Services - 3.31%
Transocean Inc. (Switzerland)**	42,549	3,933,951	3,675,383

TOTAL ENERGY		12,352,952	12,286,902
INTEREST RATE SENSITIVE - 15.63%
Money Center Banks - 5.42%
Bank of America Corp.	194,000	3,225,368	3,462,900
JPMorgan Chase & Co.	57,200	2,479,199	2,559,700
		5,704,567	6,022,600
Property Casualty Insurance - 3.12%
ACE Ltd. (Switzerland)	38,700	2,109,636	2,024,010
The Travelers Cos. Inc.	26,900	1,295,715	1,450,986
		3,405,351	3,474,996
Regional Banks - 3.12%
Comerica Inc.	32,200	1,138,099	1,224,888
SunTrust Banks Inc.	83,800	1,843,469	2,245,002
		2,981,568	3,469,890
Securities & Asset Management - 3.97%
The Bank of New York Mellon Corp.	71,400	2,205,945	2,204,832
Invesco Ltd.	100,700	2,283,742	2,206,337
		4,489,687	4,411,169
TOTAL INTEREST RATE SENSITIVE		16,581,173	17,378,655
MEDICAL & HEALTHCARE - 12.69%
Medical Technology - 2.61%
Zimmer Holdings Inc.**	49,000	3,345,140	2,900,800

Pharmaceuticals - 10.08%
Abbott Laboratories	53,000	2,802,905	2,792,040
Amgen Inc.**	54,500	3,254,315	3,256,920
Forest Laboratories Inc.**	80,000	2,176,616	2,508,800
Pfizer Inc.	154,868	2,774,241	2,655,986
		11,008,077	11,213,746
TOTAL MEDICAL & HEALTHCARE		14,353,217	14,114,546

TECHNOLOGY - 16.71%
Computer Software - 6.33%
Microsoft Corp.	134,200	3,626,075	3,928,034
Symantec Corp.**	184,200	3,261,615	3,116,664
		6,887,690	7,044,698
PC's & Servers - 6.61%
Dell Inc.**	213,700	3,178,249	3,207,637
International Business Machines Corp.	32,300	3,849,141	4,142,475
		7,027,390	7,350,112
Semiconductors - 3.77%
Altera Corp.	80,700	1,604,600	1,961,817
Intel Corp.	100,000	1,893,457	2,226,000
		3,498,057	4,187,817
TOTAL TECHNOLOGY		17,413,137	18,582,627
TRANSPORTATION - 4.29%
Railroads - 4.29%
Norfolk Southern Corp.	49,800	2,622,314	2,783,322
Union Pacific Corp.	27,100	1,672,102	1,986,430
		4,294,416	4,769,752
TOTAL TRANSPORTATION		4,294,416	4,769,752
UTILITIES - 3.06%
Independent Power - 1.08%
PPL Corp.	43,450	1,999,930	1,204,000

Regulated Electric - 1.98%
Edison International	64,200	2,046,266	2,193,714

TOTAL UTILITIES		4,046,196	3,397,714
TOTAL COMMON STOCKS		118,835,786	121,293,835

SHORT TERM INVESTMENTS - 0.30%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.04%)	332,530	332,530	332,530
TOTAL SHORT TERM INVESTMENTS		332,530	332,530

TOTAL INVESTMENTS	109.38%	$119,168,316	$121,626,365
Liabilities in Excess of Other Assets	(9.38)%		(10,427,287)
NET ASSETS	100.00%		$111,199,078

**   Non-dividend paying stock

ADR - American Depositary Receipt

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Investment Adviser to the Fund.

COUNTRY BREAKDOWN
As of March 31, 2010 (Unaudited)

	Market
Country	Value	%
United States	$111,158,648	99.96%
Switzerland	5,699,393	5.13%
Netherlands	2,795,832	2.52%
Finland	1,972,492	1.77%
Total Investments	$121,626,365	109.38%
Liabilities in Excess of Other Assets	(10,427,287)	(9.38%)
Net Assets	$111,199,078	100.00%

Please note the country classification is based on the company headquarters. All of the Fund's investments are traded on U.S. exchanges.

See accompanying notes to statement of investments.

BLUE CHIP VALUE FUND

NOTES TO STATEMENT OF INVESTMENTS

March 31, 2010 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Blue Chip Value Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its statement of investments.

Security Valuation–All securities of the Fund are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m. (Eastern Time), on each day that the NYSE is open. Listed securities are generally valued at the last sales price as of the close of regular trading on the NYSE. Securities traded on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) are generally valued at the NASDAQ Official Closing Price (“NOCP”). In the absence of sales and NOCP, such securities are valued at the mean of the bid and asked prices.

Securities having a remaining maturity of 60 days or less are valued at amortized cost which approximates market value.

When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued at fair value determined in good faith by or under the direction of the Board of Directors.  Factors which may be considered when determining the fair value of a security include (a) the fundamental data relating to the investment; (b) an evaluation of the forces which influence the market in which the security is sold, including the liquidity and depth of the market; (c) the market value at date of purchase; (d) information as to any transactions or offers with respect to the security or comparable securities; and (e) any other relevant matters.

Investment Transactions–Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investment are determined on the “specific identification” basis for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income, which includes interest earned on money market funds, is accrued and recorded daily.

Use of Estimates–The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and disclosures made in the accompanying notes to the financial statements. Actual results could differ from those estimates.

2. FAIR VALUE MEASUREMENTS

A three-tier hierarchy has been established to measure fair value based on the extent of use of “observable inputs” as compared to “unobservable inputs” for disclosure purposes and requires additional disclosures about these valuations measurements. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the security developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the security developed based on the best information available in the circumstances.

The three-tier hierarchy is summarized as follows:

Level 1 – quoted prices in active markets for identical investments.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s assets:

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$121,293,835	$–	$–	$121,293,835
Short-Term Investments	332,530	–	–	332,530
TOTAL	$121,626,365	$–	$–	$121,626,365

*For detailed Industry descriptions, see accompanying Statement of Investments

All securities of the Fund were valued using Level 1 inputs during the three months ended March 31, 2010. Thus, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3. UNREALIZED APPRECIATION AND DEPRECIATION OF INVESTMENTS (TAX BASIS)

As of March 31, 2010:

Gross appreciation (excess of value over tax cost)	$8,283,477
Gross depreciation (excess of tax cost over value)	(5,825,428)
Net unrealized appreciation	$2,458,049
Cost of investments for income tax purposes	$119,168,316

4. LOAN OUTSTANDING

The Fund has a line of credit with The Bank of New York Mellon (“BONY”) in which the Fund may borrow up to the lesser of 15% of the Fund’s total assets, $15,000,000 or the maximum amount the Fund is permitted to borrow under the Investment Company Act of 1940. For the period January 1, 2010 through February 28, 2010 the interest rate reset daily at overnight Federal Funds Rate plus 1.00%. Effective March 1, 2010, the interest rate changed to overnight Federal Funds Rate plus 1.25% and the Fund pays an annual loan facility fee of 0.03%. The borrowings under the BONY loan are secured by a perfected security interest on all of the Funds’ assets.

Details of the loan outstanding are as follows:

		Average for the
	As of	Period Ended
	March 31,	March 31,
	2010	2010
Loan outstanding	$ 10,425,000	$ 11,117,889
Interest rate	1.41%*	1.22%
% of Fund's total assets	8.56%	9.13%
Amount of debt per share outstanding	$ 0.37	$ 0.39
Number of shares outstanding (in thousands)	28,464	28,464**

*Annualized

**Weighted average

Item 2 - Controls and Procedures.

(a)        The registrant's  Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the filing date of this report and have concluded that the registrant's disclosure controls and procedures were effective, as of that date.

(b)        There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BLUE CHIP VALUE FUND, INC.

By: /s/ Todger Anderson
Todger Anderson
President / Principal Executive Officer

Date: May 28, 2010

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Todger Anderson
Todger Anderson
President / Principal Executive Officer

Date: May 28, 2010

By: /s/ Jasper R. Frontz
Jasper R. Frontz
Treasurer / Principal Financial Officer

Date: May 28, 2010